UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Bond Fund

Semiannual Report
11.30.10

A look at performance

For the period ended November 30, 2010

	Average annual total returns (%)			Cumulative total returns (%)				SEC 30-day
	with maximum sales charge (POP)			with maximum sales charge (POP)				yield (%)

								as of
	1-year	5-year	10-year	6-months	1-year	5-year	10-year	11-30-10

Class A	7.31	6.05	6.04	1.73	7.31	34.17	79.74	4.99

Class B	6.55	5.97	5.94	1.18	6.55	33.65	78.02	4.52

Class C	10.57	6.29	5.79	5.17	10.57	35.68	75.56	4.51

Class I1,2	12.81	7.50	7.00	6.85	12.81	43.59	96.67	5.68

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable for Class I shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The net expenses equal the gross expenses and are as follows: Class A — 1.14%, Class B — 1.84%, Class C —1.84% and Class I — 0.63%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares.

The Fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1 For certain types of investors as described in the Fund’s Class I shares prospectus.
2 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 9-4-01. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

6	Bond Fund | Semiannual report

	Period	Without	With maximum
	beginning	sales charge	sales charge	Index

Class B2	11-30-00	$17,802	$17,802	$18,229

Class C2	11-30-00	17,556	17,556	18,229

Class I3,4	11-30-00	19,667	19,667	18,229

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, and Class I shares, respectively, as of 11-30-10. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Barclays Capital Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or direct expenses, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 No contingent deferred sales charge applicable.
3 For certain types of investors as described in the Fund’s Class I shares prospectus.
4 11-9-73 is the inception date for the oldest class of shares, Class A shares. The inception date for Class I shares is 9-4-01. The returns prior to this date are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I shares.

Semiannual report | Bond Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2010 with the same investment held until November 30, 2010.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,065.50	$5.44

Class B	1,000.00	1,061.80	9.05

Class C	1,000.00	1,061.70	9.04

Class I	1,000.00	1,068.50	3.16

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2010, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Bond Fund | Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on June 1, 2010, with the same investment held until November 30, 2010. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 6-1-10	on 11-30-10	period ended 11-30-10[1]

Class A	$1,000.00	$1,019.80	$5.32

Class B	1,000.00	1,016.30	8.85

Class C	1,000.00	1,016.30	8.85

Class I	1,000.00	1,022.00	3.09

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.05%, 1.75%, 1.75% and 0.61% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual report | Bond Fund	9

Portfolio summary

Portfolio Composition[1]

Corporate Bonds	52%	U.S. Government Agency

U.S. Government & Agency Obligations	27%	Collateralized Mortgage Obligations	2%

Collateralized Mortgage Obligations	12%	Preferred Securities	1%

Asset-Backed Securities	3%	Capital Preferred Securities	1%

		Short-Term Investments & Other	2%

Sector Composition[1,2]

U.S. Government & Agency Obligations	27%	Asset-Backed Securities	3%

Financials	22%	Consumer Staples	3%

Collateralized Mortgage Obligations	12%	Telecommunication Services	3%

Consumer Discretionary	7%	U.S. Government Agency Collateralized
		Mortgage Obligations	2%
Industrials	6%
		Health Care	1%
Materials	4%
		Short-Term Investments & Other	2%
Energy	4%

Utilities	4%

Quality Composition[1,3]

U.S. Government & Agency Obligations	29%	BB	10%

AAA	6%	B	7%

AA	8%	CCC & Below	3%

A	12%	Not Rated	2%

BBB	21%	Short-Term Investments & Other	2%

1 As a percentage of net assets on 11-30-10.
2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.
3 Ratings are from Moody’s Investor Services, Inc. If not available, we have used S&P ratings. In the absence of ratings from these agencies, we have used Fitch, Inc. ratings. “Not Rated” securities are those with no ratings available. They may have internal ratings similar to those shown. All are as of 11-30-10 and do not reflect subsequent downgrades, if any.

10	Bond Fund | Semiannual report

Fund’s investments

As of 11-30-10 (unaudited)

		Maturity
	Rate (%)	date	Par value	Value
Corporate Bonds 52.04%				$530,614,532

(Cost $499,201,089)

Consumer Discretionary 6.30%				64,261,530

Auto Components 0.45%

Allison Transmission, Inc. (S)	11.000	11-01-15	$2,440,000	2,641,300

Exide Technologies, Series B	10.500	03-15-13	1,945,000	1,971,744

Auto Manufacturers 0.24%

Volvo Treasury AB (S)	5.950	04-01-15	2,180,000	2,413,319

Commercial Services & Supplies 0.05%

Interactive Data Corp. (S)	10.250	08-01-18	485,000	523,800

Food Products 0.07%

Simmons Foods, Inc. (S)	10.500	11-01-17	670,000	693,450

Hotels, Restaurants & Leisure 1.60%

Greektown Superholdings, Inc. (S)	13.000	07-01-15	1,965,000	2,171,325

HRP Myrtle Beach Operations LLC (H)(S)	—	04-01-12	1,075,000	0

Jacobs Entertainment, Inc.	9.750	06-15-14	2,435,000	2,288,900

Little Traverse Bay Bands of
Odawa Indians (S)	10.250	02-15-14	2,210,000	754,163

MGM Resorts International (S)	9.000	03-15-20	490,000	534,100

Mohegan Tribal Gaming Authority	7.125	08-15-14	1,425,000	990,375

MTR Gaming Group, Inc.	12.625	07-15-14	750,000	772,500

MTR Gaming Group, Inc., Series B	9.000	06-01-12	1,495,000	1,330,550

Pokagon Gaming Authority (S)	10.375	06-15-14	1,815,000	1,883,063

Seminole Indian Tribe of Florida (S)	7.750	10-01-17	500,000	514,063

Seminole Indian Tribe of Florida (S)	6.535	10-01-20	2,260,000	2,216,608

Turning Stone Resort Casino Enterprises (S)	9.125	09-15-14	2,240,000	2,286,200

Waterford Gaming LLC (S)	8.625	09-15-14	953,000	637,094

Household Durables 0.17%

Whirlpool Corp.	8.600	05-01-14	1,450,000	1,703,833

Internet & Catalog Retail 0.21%

Expedia, Inc. (S)	5.950	08-15-20	2,085,000	2,111,063

Media 2.62%

AMC Entertainment, Inc.	8.750	06-01-19	525,000	557,813

AMC Entertainment, Inc.	8.000	03-01-14	2,205,000	2,210,513

Cablevision Systems Corp.	8.625	09-15-17	610,000	663,375

CBS Corp.	5.900	10-15-40	945,000	897,948

CCH II LLC/CCH II Capital Corp.	13.500	11-30-16	1,150,089	1,352,792

See notes to financial statements	Semiannual report | Bond Fund	11

		Maturity
	Rate (%)	date	Par value	Value
Media (continued)

CCO Holdings LLC/CCO Holdings
Capital Corp. (S)	8.125	04-30-20	$590,000	$619,500

Cinemark USA, Inc.	8.625	06-15-19	725,000	777,563

Clear Channel Worldwide Holdings, Inc.	9.250	12-15-17	1,675,000	1,775,500

CSC Holdings, Inc.	7.875	02-15-18	1,690,000	1,878,013

DirecTV Holdings LLC	7.625	05-15-16	850,000	947,750

DirecTV Holdings LLC	6.350	03-15-40	980,000	1,016,695

Grupo Televisa SA	6.625	01-15-40	1,295,000	1,430,162

Regal Cinemas Corp.	8.625	07-15-19	465,000	490,575

Regal Entertainment Group	9.125	08-15-18	455,000	480,025

Time Warner Cable, Inc.	6.750	07-01-18	1,995,000	2,366,285

Time Warner Entertainment Company LP	8.375	03-15-23	1,705,000	2,217,168

United Business Media, Ltd. (S)	5.750	11-03-20	1,145,000	1,139,811

Viacom, Inc.	7.875	07-30-30	1,485,000	1,729,689

Videotron Ltee (CAD)(D)(S)	7.125	01-15-20	1,720,000	1,795,549

XM Satellite Radio, Inc. (S)	13.000	08-01-13	2,000,000	2,340,000

Multiline Retail 0.07%

Sears Holdings Corp. (S)	6.625	10-15-18	785,000	732,013

Personal Products 0.14%

Revlon Consumer Products Corp.	9.750	11-15-15	1,335,000	1,401,750

Specialty Retail 0.26%

AutoZone, Inc.	4.000	11-15-20	1,260,000	1,211,091

Hillman Group, Inc. (S)	10.875	06-01-18	820,000	902,000

Toys R Us Property Company LLC	8.500	12-01-17	570,000	605,625

Textiles, Apparel & Luxury Goods 0.42%

Burlington Coat Factory Warehouse Corp.	11.125	04-15-14	2,200,000	2,260,500

Levi Strauss & Company	7.625	05-15-20	1,975,000	2,024,375

Consumer Staples 2.72%				27,761,208

Beverages 0.12%

Anheuser-Busch InBev Worldwide, Inc. (BRL)(D)	9.750	11-17-15	2,000,000	1,175,201

Commercial Services & Supplies 0.23%

ARAMARK Corp.	8.500	02-01-15	2,305,000	2,385,675

Food & Staples Retailing 0.34%

CVS Caremark Corp. (6.302% to 06-01-12,
then 3 month LIBOR + 2.065%)	6.302	06-01-37	3,635,000	3,448,706

Food Products 1.04%

B&G Foods, Inc.	7.625	01-15-18	950,000	984,438

Bumble Bee Foods LLC	7.750	12-15-15	783,000	892,620

Bunge Ltd. Finance Corp.	8.500	06-15-19	1,405,000	1,678,135

Bunge Ltd. Finance Corp.	5.350	04-15-14	1,900,000	2,022,347

Corn Products International, Inc.	4.625	11-01-20	770,000	794,315

Corp. Pesquera Inca SAC (S)	9.000	02-10-17	840,000	882,000

Grupo Bimbo SAB de CV (S)	4.875	06-30-20	1,865,000	1,921,786

JBS Finance II, Ltd. (S)	8.250	01-29-18	1,450,000	1,450,000

Household Products 0.21%

Yankee Acquisition Corp.	8.500	02-15-15	2,105,000	2,176,044

12	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Tobacco 0.78%

Alliance One International, Inc.	10.000	07-15-16	$2,335,000	$2,440,075

Lorillard Tobacco Company	6.875	05-01-20	2,225,000	2,361,651

Philip Morris International, Inc.	5.650	05-16-18	2,695,000	3,148,215

Energy 4.22%				43,064,693

Energy Equipment & Services 0.12%

Precision Drilling Corp. (S)	6.625	11-15-20	1,205,000	1,217,050

Gas Utilities 0.22%

DCP Midstream LLC (S)	9.750	03-15-19	1,705,000	2,233,620

Oil, Gas & Consumable Fuels 3.88%

Anadarko Petroleum Corp.	6.375	09-15-17	1,855,000	2,003,070

Anadarko Petroleum Corp.	5.950	09-15-16	1,345,000	1,435,060

Arch Coal, Inc.	8.750	08-01-16	510,000	559,725

Bumi Investment Pte, Ltd. (S)	10.750	10-06-17	780,000	807,300

Drummond Company, Inc.	7.375	02-15-16	1,855,000	1,892,100

El Paso Pipeline Partners Operating
Company LLC	6.500	04-01-20	1,045,000	1,119,568

Energy Transfer Partners LP	9.700	03-15-19	1,445,000	1,883,076

Energy Transfer Partners LP	8.500	04-15-14	1,450,000	1,708,487

Enterprise Products Operating LLC (7.000% to
06-01-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	2,585,000	2,536,531

Enterprise Products Operating LLC (7.034%
to 01-15-18, then higher of 7.034% or
3 month LIBOR + 2.680%)	7.034	01-15-68	1,860,000	1,927,425

Gibson Energy ULC/GEP Midstream
Finance Corp.	10.000	01-15-18	1,040,000	1,040,000

Kinder Morgan Energy Partners LP	7.750	03-15-32	840,000	983,767

Linn Energy LLC (S)	8.625	04-15-20	790,000	837,400

MarkWest Energy Partners LP, Series B	8.500	07-15-16	1,650,000	1,720,125

McMoRan Exploration Company	11.875	11-15-14	1,230,000	1,353,000

Motiva Enterprises LLC (S)	6.850	01-15-40	1,060,000	1,235,507

Niska Gas Storage US LLC/Niska Gas Storage
Canada ULC (S)	8.875	03-15-18	1,600,000	1,680,000

NuStar Logistics LP	7.650	04-15-18	1,390,000	1,670,173

NuStar Logistics LP	4.800	09-01-20	865,000	864,247

Pan American Energy LLC (S)	7.875	05-07-21	545,000	577,700

Regency Energy Partners LP/Regency Energy
Finance Corp.	9.375	06-01-16	1,225,000	1,344,438

Spectra Energy Capital LLC	6.200	04-15-18	1,440,000	1,646,496

Thermon Industries, Inc. (S)	9.500	05-01-17	390,000	415,350

TransCanada Pipelines, Ltd. (6.350% to
05-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67	1,415,000	1,397,105

Williams Partners LP	7.250	02-01-17	3,760,000	4,486,838

Woodside Finance, Ltd. (S)	4.500	11-10-14	2,330,000	2,489,535

Financials 20.84%				212,388,440

Capital Markets 2.19%

Credit Suisse New York	5.300	08-13-19	1,680,000	1,799,549

Credit Suisse New York	4.375	08-05-20	2,265,000	2,241,526

Jefferies Group, Inc.	8.500	07-15-19	665,000	773,574

See notes to financial statements	Semiannual report | Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value
Capital Markets (continued)

Jefferies Group, Inc.	6.875	04-15-21	$1,240,000	$1,322,117

Macquarie Group, Ltd. (S)	7.300	08-01-14	1,085,000	1,211,374

Macquarie Group, Ltd. (S)	6.000	01-14-20	1,345,000	1,379,039

Morgan Stanley (BRL)(D)	10.090	05-03-17	8,215,000	4,704,963

Morgan Stanley	7.300	05-13-19	2,070,000	2,323,970

Northern Trust Corp.	6.500	08-15-18	920,000	1,106,988

The Goldman Sachs Group, Inc.	6.750	10-01-37	2,295,000	2,297,541

The Goldman Sachs Group, Inc.	6.150	04-01-18	2,845,000	3,113,855

Commercial Banks 2.93%

Barclays Bank PLC	5.140	10-14-20	1,160,000	1,065,356

BPCE SA (12.500% to 09-30-19, then
3 month LIBOR + 12.980%) (S)	12.500	— (Q)	1,239,000	1,425,271

Chuo Mitsui Trust & Banking Company, Ltd.
(5.506% to 04-15-15, then 3 month
LIBOR + 2.490%) (S)	5.506	— (Q)	2,530,000	2,515,561

Commonwealth Bank of Australia (S)	5.000	03-19-20	2,065,000	2,205,666

ICICI Bank, Ltd. (S)	5.750	11-16-20	1,910,000	1,892,841

Lloyds TSB Group PLC (6.413% to 10-01-35,
then 3 month LIBOR + 1.496%) (H)(S)	6.413	— (Q)	2,410,000	1,614,700

National City Bank (P)	0.673	06-07-17	2,300,000	2,069,926

Regions Financial Corp.	7.750	11-10-14	1,825,000	1,779,375

Regions Financial Corp. (P)	0.459	06-26-12	1,060,000	955,505

Santander Issuances SA (6.500% to 11-15-14,
then 3 month LIBOR + 3.920%) (S)	6.500	08-11-19	1,400,000	1,480,143

Silicon Valley Bank	6.050	06-01-17	2,335,000	2,437,857

State Bank of India/London (S)	4.500	07-27-15	1,335,000	1,383,861

The Royal Bank of Scotland Group PLC	4.875	03-16-15	1,275,000	1,317,658

Wachovia Bank NA	6.600	01-15-38	1,415,000	1,541,461

Wachovia Bank NA	5.850	02-01-37	1,665,000	1,646,494

Wells Fargo Bank NA	5.750	05-16-16	1,905,000	2,122,962

Westpac Banking Corp.	4.875	11-19-19	2,275,000	2,434,255

Consumer Finance 1.25%

American Express Company	7.000	03-19-18	2,355,000	2,788,888

Capital One Financial Corp.	6.150	09-01-16	2,655,000	2,915,344

Discover Bank	7.000	04-15-20	1,090,000	1,182,688

Discover Financial Services	10.250	07-15-19	2,400,000	3,009,694

Ford Motor Credit Company LLC	7.500	08-01-12	575,000	609,079

Nelnet, Inc. (7.400% to 09-29-11, then
3 month LIBOR + 3.375%)	7.400	09-29-36	2,595,000	2,274,712

Diversified Financial Services 6.73%

American Honda Finance Corp. (S)	7.625	10-01-18	2,750,000	3,485,342

Astoria Depositor Corp., Series B (S)	8.144	05-01-21	3,590,000	3,598,975

Bank of America Corp.	6.500	08-01-16	1,245,000	1,351,850

Bank of America NA	6.000	10-15-36	1,555,000	1,454,426

Beaver Valley Funding	9.000	06-01-17	2,737,000	3,013,081

Bosphorus Financial Services, Ltd. (P)(S)	2.086	02-15-12	831,250	818,303

Citigroup, Inc.	6.375	08-12-14	3,235,000	3,582,805

Citigroup, Inc.	6.125	11-21-17	2,925,000	3,190,221

Citigroup, Inc.	5.850	12-11-34	1,590,000	1,505,749

14	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Diversified Financial Services (continued)

Crown Castle Towers LLC (S)	6.113	01-15-20	$1,615,000	$1,732,850

Crown Castle Towers LLC (S)	4.883	08-15-20	3,075,000	3,045,040

ERAC USA Finance Company (S)	6.375	10-15-17	1,730,000	1,975,615

General Electric Capital Corp.	6.000	08-07-19	1,440,000	1,589,181

General Electric Capital Corp.	5.625	05-01-18	2,190,000	2,385,793

General Electric Capital Corp. (P)	0.766	08-15-36	2,245,000	1,676,829

GTP Towers Issuer LLC (S)	8.112	02-15-15	1,820,000	1,922,624

GTP Towers Issuer LLC (S)	4.436	02-15-15	1,955,000	2,066,144

Harley-Davidson Funding Corp. (S)	6.800	06-15-18	1,110,000	1,207,260

Harley-Davidson Funding Corp. (S)	5.750	12-15-14	1,085,000	1,156,475

Hyundai Capital Services, Inc. (S)	6.000	05-05-15	1,615,000	1,784,888

International Lease Finance Corp. (S)	7.125	09-01-18	1,260,000	1,332,450

JPMorgan Chase & Company	6.000	01-15-18	3,260,000	3,672,615

JPMorgan Chase & Company	3.700	01-20-15	2,575,000	2,683,001

JPMorgan Chase & Company, Series 1
(7.900% to 04-30-18, then 3 month
LIBOR + 3.470%)	7.900	— (Q)	2,240,000	2,383,136

Merrill Lynch & Company, Inc.	7.750	05-14-38	1,795,000	1,895,701

Merrill Lynch & Company, Inc.	6.875	04-25-18	2,825,000	3,101,268

Nationstar Mortgage/Nationstar Capital
Corp. (S)	10.875	04-01-15	1,805,000	1,755,363

Pinafore LLC/Pinafore, Inc. (S)	9.000	10-01-18	565,000	596,075

Rabobank Nederland NV (11.000% to
06-30-19, then 3 month LIBOR +
10.868%) (S)	11.000	— (Q)	3,204,000	4,173,210

The Bear Stearns Companies LLC	7.250	02-01-18	1,950,000	2,327,873

USB Realty Corp. (6.091% to 01-15-12,
then 3 month LIBOR + 1.147%) (S)	6.091	— (Q)	2,900,000	2,102,500

Insurance 4.16%

Aflac, Inc.	8.500	05-15-19	1,560,000	1,961,524

Aflac, Inc.	6.900	12-17-39	930,000	990,781

AXA SA (6.379% to 12-13-36, then 3 month
LIBOR + 2.256%) (S)	6.379	— (Q)	1,170,000	1,076,400

CNA Financial Corp.	7.350	11-15-19	1,465,000	1,638,425

CNA Financial Corp.	6.500	08-15-16	1,495,000	1,625,662

Hartford Financial Services Group, Inc.	6.625	03-30-40	770,000	763,510

Hartford Financial Services Group, Inc.	6.300	03-15-18	1,730,000	1,866,279

Liberty Mutual Group, Inc. (S)	7.800	03-15-37	2,635,000	2,608,650

Liberty Mutual Group, Inc. (S)	7.500	08-15-36	3,070,000	3,028,211

Lincoln National Corp.	8.750	07-01-19	1,295,000	1,629,530

Lincoln National Corp.	7.000	06-15-40	635,000	679,063

Lincoln National Corp. (6.050% to 04-20-17,
then 3 month LIBOR + 2.040%)	6.050	04-20-67	1,955,000	1,803,488

Massachusetts Mutual Life Insurance
Company (S)	8.875	06-01-39	895,000	1,195,370

MetLife, Inc.	10.750	08-01-39	610,000	821,975

MetLife, Inc.	6.750	06-01-16	1,380,000	1,618,838

MetLife, Inc.	5.875	02-06-41	700,000	717,931

New York Life Insurance Company (S)	6.750	11-15-39	2,330,000	2,761,623

Prudential Financial, Inc.	7.375	06-15-19	885,000	1,060,367

See notes to financial statements	Semiannual report | Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value
Insurance (continued)

Prudential Financial, Inc.	6.200	11-15-40	$1,445,000	$1,474,776

QBE Insurance Group, Ltd. (S)	9.750	03-14-14	1,739,000	2,074,944

Teachers Insurance & Annuity Association of
America (S)	6.850	12-16-39	2,445,000	2,834,012

Unum Group	7.125	09-30-16	1,585,000	1,807,650

UnumProvident Finance Company PLC (S)	6.850	11-15-15	2,435,000	2,707,301

W.R. Berkley Corp.	5.600	05-15-15	1,460,000	1,562,537

Willis North America, Inc.	7.000	09-29-19	1,915,000	2,062,170

Real Estate Investment Trusts 3.58%

AMB Property LP	6.625	12-01-19	1,965,000	2,207,640

Biomed Realty LP (S)	6.125	04-15-20	520,000	561,073

Brandywine Operating Partnership LP	7.500	05-15-15	1,505,000	1,679,654

Developers Diversified Realty Corp.	7.500	04-01-17	1,840,000	2,064,716

Dexus Property Group (S)	7.125	10-15-14	1,945,000	2,185,375

Duke Realty LP	8.250	08-15-19	1,120,000	1,342,425

Duke Realty LP	6.750	03-15-20	2,095,000	2,323,747

Health Care, Inc.	6.200	06-01-16	1,835,000	2,070,324

Health Care, Inc.	4.950	01-15-21	1,610,000	1,575,884

Healthcare Realty Trust, Inc.	6.500	01-17-17	2,170,000	2,363,892

Host Hotels & Resorts, Inc. (S)	6.000	11-01-20	1,100,000	1,083,500

HRPT Properties Trust	6.650	01-15-18	1,800,000	1,926,715

Mack-Cali Realty LP	7.750	08-15-19	1,410,000	1,681,792

ProLogis	6.625	05-15-18	3,715,000	4,009,964

Reckson Operating Partnership LP	7.750	03-15-20	735,000	794,987

Simon Property Group LP	10.350	04-01-19	1,495,000	2,086,503

Simon Property Group LP	4.375	03-01-21	2,240,000	2,289,060

Vornado Realty Trust	4.250	04-01-15	2,815,000	2,899,751

WEA Finance LLC/WT Finance Australia
Property, Ltd. (S)	6.750	09-02-19	1,180,000	1,359,985

Health Care 1.11%				11,284,745

Health Care Equipment & Supplies 0.21%

Alere, Inc. (S)	8.625	10-01-18	750,000	761,250

Alere, Inc.	7.875	02-01-16	1,350,000	1,361,813

Health Care Providers & Services 0.54%

BioScrip, Inc.	10.250	10-01-15	1,160,000	1,187,550

Gentiva Health Services, Inc. (S)	11.500	09-01-18	280,000	306,950

Medco Health Solutions, Inc.	7.125	03-15-18	2,225,000	2,705,435

Medco Health Solutions, Inc.	4.125	09-15-20	725,000	725,247

WellPoint, Inc.	5.800	08-15-40	555,000	565,250

Pharmaceuticals 0.36%

Catalent Pharma Solutions, Inc., PIK	9.500	04-15-15	1,657,387	1,673,961

Endo Pharmaceuticals Holdings, Inc. (S)	7.000	12-15-20	365,000	367,738

Valeant Pharmaceuticals International, Inc. (S)	6.875	12-01-18	1,270,000	1,249,363

Valeant Pharmaceuticals International, Inc. (S)	6.750	10-01-17	385,000	380,188

Industrials 6.01%				61,315,085

Aerospace & Defense 0.75%

BE Aerospace, Inc.	8.500	07-01-18	1,200,000	1,305,000

16	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Aerospace & Defense (continued)

Bombardier, Inc. (S)	7.750	03-15-20	$1,015,000	$1,091,125

Colt Defense LLC/Colt Finance Corp. (S)	8.750	11-15-17	950,000	603,250

Embraer Overseas, Ltd.	6.375	01-15-20	1,535,000	1,650,125

Kratos Defense & Security Solutions, Inc.	10.000	06-01-17	940,000	1,049,275

L-3 Communications Corp., Series B	6.375	10-15-15	1,925,000	1,982,750

Airlines 1.99%

America West Airlines	8.057	07-02-20	829,008	878,748

Continental Airlines, Inc.	6.648	09-15-17	668,989	702,438

Continental Airlines, Inc.	8.307	04-02-18	512,107	524,909

Continental Airlines, Inc.	6.545	02-02-19	579,244	609,654

Continental Airlines, Inc.	5.983	04-19-22	2,064,290	2,224,272

Delta Air Lines, Inc. (S)	9.500	09-15-14	1,289,000	1,398,565

Delta Air Lines, Inc.	6.821	08-10-22	2,640,815	2,845,478

Delta Air Lines, Inc.	6.718	01-02-23	2,895,612	2,968,002

Delta Air Lines, Inc.	6.200	07-02-18	910,000	978,250

Northwest Airlines, Inc.	7.027	11-01-19	1,579,357	1,674,119

Northwest Airlines, Inc.	6.264	11-20-21	2,073,207	2,135,403

United Air Lines, Inc.	10.400	11-01-16	750,724	870,840

United Air Lines, Inc. (S)	9.875	08-01-13	400,000	436,000

United Air Lines, Inc.	9.750	01-15-17	1,827,313	2,064,864

Building Materials 0.38%

Voto-Votorantim Overseas Trading
Operations NV (S)	6.625	09-25-19	1,800,000	1,885,500

Voto-Votorantim, Ltd. (S)	6.750	04-05-21	1,840,000	1,941,200

Building Products 0.13%

Masco Corp.	7.125	03-15-20	1,255,000	1,315,096

Commercial Services & Supplies 0.27%

ACCO Brands Corp.	10.625	03-15-15	385,000	428,313

Covanta Holding Corp.	7.250	12-01-20	1,815,000	1,852,445

Garda World Security Corp. (S)	9.750	03-15-17	410,000	431,525

Construction & Engineering 0.13%

Tutor Perini Corp. (S)	7.625	11-01-18	1,345,000	1,361,813

Electrical Equipment 0.08%

Coleman Cable, Inc.	9.000	02-15-18	810,000	844,425

Industrial Conglomerates 0.70%

General Electric Company	5.250	12-06-17	1,465,000	1,602,184

Hutchison Whampoa International, Ltd. (S)	5.750	09-11-19	1,675,000	1,818,919

Odebrecht Finance, Ltd. (S)	7.500	09-14-15	355,000	355,000

Odebrecht Finance, Ltd. (S)	7.000	04-21-20	1,120,000	1,201,200

Textron, Inc.	5.600	12-01-17	2,030,000	2,168,476

Machinery 0.39%

Altra Holdings, Inc.	8.125	12-01-16	830,000	863,200

Case New Holland, Inc.	7.750	09-01-13	1,345,000	1,439,150

Terex Corp.	10.875	06-01-16	1,050,000	1,210,125

Trimas Corp. (S)	9.750	12-15-17	465,000	497,550

Marine 0.19%

Navios Maritime Holdings, Inc.	9.500	12-15-14	1,850,000	1,914,750

See notes to financial statements	Semiannual report | Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value
Road & Rail 0.39%

Kansas City Southern de Mexico SA de CV	8.000	02-01-18	$1,315,000	$1,413,625

RailAmerica, Inc.	9.250	07-01-17	865,000	947,175

Western Express, Inc. (S)	12.500	04-15-15	1,930,000	1,630,850

Trading Companies & Distributors 0.41%

Aircastle, Ltd.	9.750	08-01-18	815,000	884,275

GATX Corp.	8.750	05-15-14	2,220,000	2,609,313

United Rentals North America, Inc.	10.875	06-15-16	610,000	692,350

Transportation Infrastructure 0.20%

Asciano Finance, Ltd. (S)	4.625	09-23-20	2,075,000	2,013,559

Information Technology 0.43%				4,416,435

IT Services 0.43%

Brightstar Corp. (S)	9.500	12-01-16	1,890,000	1,904,175

Equinix, Inc.	8.125	03-01-18	765,000	801,338

Fiserv, Inc.	6.800	11-20-17	1,505,000	1,710,922

Materials 4.42%				45,070,356

Chemicals 0.89%

American Pacific Corp.	9.000	02-01-15	1,000,000	1,001,250

Braskem Finance, Ltd. (S)	7.000	05-07-20	1,655,000	1,721,200

Incitec Pivot Finance LLC (S)	6.000	12-10-19	1,370,000	1,428,065

Lyondell Chemical Company (S)	8.000	11-01-17	380,000	409,925

Mosaic Company (S)	7.625	12-01-16	1,705,000	1,842,834

Solutia, Inc.	7.875	03-15-20	1,135,000	1,222,963

Sterling Chemicals, Inc.	10.250	04-01-15	1,490,000	1,512,350

Construction Materials 0.04%

Severstal Columbus LLC (S)	10.250	02-15-18	370,000	389,888

Containers & Packaging 0.62%

Ball Corp.	6.750	09-15-20	1,380,000	1,469,700

Graphic Packaging International, Inc.	9.500	06-15-17	835,000	905,975

Graphic Packaging International, Inc.	7.875	10-01-18	410,000	425,375

Solo Cup Company	10.500	11-01-13	570,000	594,225

Temple-Inland, Inc.	6.875	01-15-18	2,195,000	2,334,277

U.S. Corrugated, Inc.	10.000	06-12-13	605,000	574,750

Metals & Mining 1.94%

Allegheny Technologies, Inc.	9.375	06-01-19	1,205,000	1,427,553

ArcelorMittal	9.850	06-01-19	1,470,000	1,859,224

Commercial Metals Company	7.350	08-15-18	1,395,000	1,469,699

FMG Resources Pty, Ltd. (S)	7.000	11-01-15	250,000	253,750

Gerdau Trade, Inc. (S)	5.750	01-30-21	1,345,000	1,353,339

Rain CII Carbon LLC (S)	11.125	11-15-15	2,060,000	2,214,500

Rain CII Carbon LLC (S)	8.000	12-01-18	2,225,000	2,222,219

Rio Tinto Alcan, Inc.	6.125	12-15-33	1,725,000	1,895,923

Teck Resources, Ltd.	10.750	05-15-19	4,315,000	5,609,500

Vale Overseas, Ltd.	6.875	11-10-39	1,325,000	1,469,112

Paper & Forest Products 0.93%

Boise Paper Holdings LLC	8.000	04-01-20	435,000	470,888

Georgia-Pacific LLC (S)	5.400	11-01-20	2,395,000	2,365,980

18	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Paper & Forest Products (continued)

International Paper Company	9.375	05-15-19	$1,650,000	$2,151,808

Mercer International, Inc. (S)	9.500	12-01-17	425,000	425,000

PE Paper Escrow GmbH (S)	12.000	08-01-14	385,000	442,750

Verso Paper Holdings LLC, Series B	9.125	08-01-14	1,745,000	1,731,913

Westvaco Corp.	7.950	02-15-31	1,785,000	1,874,421

Telecommunication Services 2.43%				24,742,825

Communications Equipment 0.05%

Telcordia Technologies, Inc. (S)	11.000	05-01-18	490,000	477,750

Diversified Telecommunication Services 1.27%

Affinion Group Holdings, Inc. (S)	11.625	11-15-15	1,005,000	999,975

Axtel SAB de CV (S)	9.000	09-22-19	705,000	648,600

Frontier Communications Corp.	8.500	04-15-20	2,390,000	2,629,000

Frontier Communications Corp.	6.250	01-15-13	2,032,000	2,159,000

Inmarsat Finance PLC (S)	7.375	12-01-17	430,000	451,500

Intelsat Jackson Holdings SA	11.500	06-15-16	1,585,000	1,695,950

Telecom Italia Capital SA	6.175	06-18-14	1,530,000	1,656,386

West Corp.	11.000	10-15-16	2,515,000	2,697,338

Wireless Telecommunication Services 1.11%

America Movil SAB de CV	5.000	03-30-20	1,780,000	1,894,490

Digicel Group, Ltd. (S)	12.000	04-01-14	1,650,000	1,914,000

Digicel Group, Ltd. (S)	8.875	01-15-15	2,115,000	2,136,150

NII Capital Corp.	10.000	08-15-16	940,000	1,043,400

NII Capital Corp.	8.875	12-15-19	1,655,000	1,791,538

SBA Telecommunications, Inc.	8.000	08-15-16	595,000	642,600

SBA Tower Trust (S)	5.101	04-15-17	1,790,000	1,905,148

Utilities 3.56%				36,309,215

Electric Utilities 2.17%

Allegheny Energy Supply Company LLC (S)	5.750	10-15-19	1,826,000	1,888,625

Aquila, Inc.	11.875	07-01-12	1,905,000	2,177,566

BVPS II Funding Corp.	8.890	06-01-17	1,937,000	2,245,897

Commonwealth Edison Company	5.800	03-15-18	1,980,000	2,289,716

FirstEnergy Solutions Corp.	4.800	02-15-15	1,495,000	1,599,411

Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,395,000	2,654,668

ITC Holdings Corp. (S)	5.875	09-30-16	745,000	834,718

ITC Holdings Corp. (S)	5.500	01-15-20	1,670,000	1,811,875

NV Energy, Inc.	6.250	11-15-20	955,000	964,818

PNPP II Funding Corp.	9.120	05-30-16	815,000	875,563

Teco Finance, Inc.	6.572	11-01-17	1,304,000	1,516,677

Texas Competitive Electric Holdings
Company LLC, Series A	10.250	11-01-15	2,335,000	1,389,325

Waterford 3 Funding Corp.	8.090	01-02-17	1,885,317	1,912,484

Independent Power Producers & Energy Traders 0.58%

AES Eastern Energy LP	9.000	01-02-17	2,887,233	3,009,941

Ipalco Enterprises, Inc.	8.625	11-14-11	1,405,000	1,475,250

NRG Energy, Inc. (S)	8.250	09-01-20	1,450,000	1,453,625

See notes to financial statements	Semiannual report | Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value
Multi-Utilities 0.50%

CMS Energy Corp.	6.250	02-01-20	$2,700,000	$2,841,974

Integrys Energy Group, Inc.	6.110	12-01-66	2,330,000	2,260,100

Water Utilities 0.31%

Indiantown Cogeneration LP, Series A–9	9.260	12-15-10	181,611	181,741

Midwest Generation LLC, Series B	8.560	01-02-16	2,065,202	2,085,854

Salton Sea Funding Corp., Series F	7.475	11-30-18	767,054	839,387

U.S. Government & Agency Obligations 26.72%				$272,391,533

(Cost $269,612,578)

U.S. Government 5.04%				51,381,835

U.S. Treasury
Bond	3.875	08-15-40	$27,435,000	26,269,013
Note	2.625	11-15-20	4,460,000	4,389,616
Note	1.875	06-30-15	2,525,000	2,587,928
Note	1.250	08-31-15	12,385,000	12,312,436
Note	1.250	09-30-15	5,865,000	5,822,842

U.S. Government Agency 21.68%				221,009,698

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru Ctf	6.500	06-01-37	270,002	299,806
30 Yr Pass Thru Ctf	6.500	10-01-37	524,671	581,604
30 Yr Pass Thru Ctf	6.500	11-01-37	969,515	1,078,656
30 Yr Pass Thru Ctf	6.500	12-01-37	810,296	898,222
30 Yr Pass Thru Ctf	6.500	02-01-38	248,352	276,232
30 Yr Pass Thru Ctf	6.500	03-01-38	995,310	1,103,312
30 Yr Pass Thru Ctf	6.500	04-01-38	728,799	807,642
30 Yr Pass Thru Ctf	6.500	04-01-39	13,006,236	14,413,614
30 Yr Pass Thru Ctf	6.500	09-01-39	871,562	964,501
30 Yr Pass Thru Ctf	5.000	07-01-35	2,119,241	2,246,191
30 Yr Pass Thru Ctf	4.000	09-01-40	12,876,290	13,053,575

Federal National Mortgage Association
15 Yr Pass Thru Ctf	4.000	06-01-24	26,018,462	27,051,572
15 Yr Pass Thru Ctf	4.000	07-01-24	14,373,701	14,944,434
30 Yr Pass Thru Ctf	6.500	09-01-37	1,115,399	1,237,434
30 Yr Pass Thru Ctf	6.500	01-01-39	19,066,171	21,307,093
30 Yr Pass Thru Ctf	6.500	06-01-39	6,634,065	7,428,305
30 Yr Pass Thru Ctf	5.500	09-01-34	9,710,001	10,477,337
30 Yr Pass Thru Ctf	5.500	05-01-35	13,945,988	15,052,432
30 Yr Pass Thru Ctf	5.500	12-01-36	6,363,446	6,842,456
30 Yr Pass Thru Ctf	5.000	11-01-33	2,978,010	3,164,314
30 Yr Pass Thru Ctf	5.000	09-01-40	30,766,030	32,575,377
30 Yr Pass Thru Ctf	4.000	03-01-39	19,209,793	19,514,800
30 Yr Pass Thru Ctf	4.000	09-01-40	1,455,552	1,478,663
30 Yr Pass Thru Ctf	4.000	10-01-40	19,819,770	20,159,268
30 Yr Pass Thru Ctf	4.000	11-01-40	3,989,514	4,052,858

Foreign Government Obligations 0.55%				$5,607,613

(Cost $5,793,012)

United Kingdom 0.55%				5,607,613

Government of United Kingdom (GBP)(D)	4.750	03-07-20	$3,215,000	5,607,613

20	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Convertible Bonds 0.34%				$3,448,681

(Cost $2,253,625)

Consumer Discretionary 0.16%				1,656,881

Media 0.16%

XM Satellite Radio, Inc. (S)	7.000	12-01-14	$1,455,000	1,656,881

Industrials 0.18%				1,791,800

Airlines 0.18%

US Airways Group, Inc.	7.250	05-15-14	680,000	1,791,800

Municipal Bonds 0.09%				$934,385

(Cost $913,588)

California 0.09%				934,385

State of California	7.600	11-01-40	$905,000	934,385

Term Loans (M) 0.22%				$2,276,933

(Cost $2,305,323)

Consumer Discretionary 0.14%				1,409,933

Hotels, Restaurants & Leisure 0.14%

Dunkin Brands, Inc. (T)	—	11-18-17	$700,000	706,437

East Valley Tourist Development Authority 12.000		08-06-12	813,291	703,496

Financials 0.08%				867,000

Real Estate Management & Development 0.08%

Realogy Corp.	13.500	10-15-17	800,000	867,000

Collateralized Mortgage Obligations 13.63%				$138,964,343

(Cost $149,512,608)

Commercial & Residential 11.85%				120,872,937

American Home Mortgage Assets
Series 2006-6, Class A1A (P)	0.443	12-25-46	$2,336,132	1,254,211
Series 2006-6, Class XP IO	2.383	12-25-46	27,615,730	1,269,647

American Tower Trust
Series 2007-1A, Class C (S)	5.615	04-15-37	2,875,000	3,066,169
Series 2007-1A, Class D (S)	5.957	04-15-37	3,175,000	3,389,708

Banc of America Commercial Mortgage, Inc.
Series 2006-3, Class A4 (P)	5.889	07-10-44	5,260,000	5,616,209

Banc of America Funding Corp.
Series 2006-B, Class 6A1 (P)	5.805	03-20-36	2,540,450	1,847,987
Series 2007-E, Class 4A1 (P)	5.705	07-20-47	1,491,072	1,041,621

Bear Stearns Alt-A Trust
Series 2005-3, Class B2 (P)	2.772	04-25-35	1,145,919	42,910

Bear Stearns Commercial Mortgage
Securities, Inc.
Series 2006-PW14, Class D (S)	5.412	12-11-38	2,480,000	644,995

Bear Stearns Mortgage Funding Trust
Series 2006-AR1, Class 2A1 (P)	0.473	08-25-36	1,469,911	927,890

Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.919	03-15-49	3,350,000	3,640,324

See notes to financial statements	Semiannual report | Bond Fund	21

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Citigroup/Deutsche Bank Commercial
Mortgage Trust
Series 2005-CD1, Class C (P)	5.396	07-15-44	$1,030,000	$808,445

Commercial Mortgage Pass
Through Certificates
Series 2007-C9, Class A4 (P)	5.815	12-10-49	5,295,000	5,691,579

First Horizon Alternative Mortgage Securities
Series 2006-RE1, Class A1	5.500	05-25-35	13,385	11,502
Series 2004-AA5, Class B1 (P)	2.384	12-25-34	1,169,477	144,630

Global Tower Partners Acquisition Partners LLC
Series 2007-1A, Class F (S)	7.050	05-15-37	780,000	806,792

Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class C (P)	5.554	03-10-39	1,810,000	950,728
Series 2007-GG9, Class F (P)	5.633	03-10-39	995,000	378,605
Series 2007-GG9, Class A4	5.444	03-10-39	4,670,000	4,883,167

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.882	09-25-35	3,332,197	3,052,290
Series 2004-9, Class B1 (P)	3.593	08-25-34	1,647,382	644,375
Series 2006-AR1, Class 3A1 (P)	5.143	01-25-36	4,122,398	3,613,888

Harborview Mortgage Loan Trust
Series 2005-11, Class X IO	2.285	08-19-45	13,503,322	508,619
Series 2005-8, Class 1X IO	2.334	09-19-35	21,429,053	831,447
Series 2006-SB1, Class A1A (P)	1.192	12-19-36	2,716,005	1,436,674
Series 2007-3, Class ES IO	0.349	05-19-47	92,389,526	605,151
Series 2007-4, Class ES IO	0.350	07-19-47	109,765,333	612,491
Series 2007-6, Class ES IO (S)	0.342	08-19-37	76,079,400	483,865

IndyMac Index Mortgage Loan Trust
Series 2004-AR13, Class B1	5.296	01-25-35	1,125,970	97,598
Series 2005-AR18, Class 1X IO	1.841	10-25-36	34,836,792	1,177,484
Series 2005-AR18, Class 2X IO	1.876	10-25-36	57,682,201	1,799,685
Series 2005-AR5, Class B1 (P)	2.780	05-25-35	1,589,950	38,499

JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (P)	6.062	04-15-45	3,345,000	3,395,091
Series 2007-CB18, Class A4	5.440	06-12-47	4,610,000	4,843,062
Series 2005-LDP3, Class A4B (P)	4.996	08-15-42	3,635,000	3,739,343
Series 2005-LDP4, Class B (P)	5.129	10-15-42	1,646,000	1,384,884

JPMorgan Mortgage Trust
Series 2006-A7, Class 2A5 (P)	5.695	01-25-37	2,983,645	338,044
Series 2005-S2, Class 2A16	6.500	09-25-35	1,717,622	1,620,568

LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09-15-39	4,300,000	4,331,307
Series 2006-C4, Class A4 (P)	6.078	06-15-38	3,950,000	4,292,625
Series 2007-C2, Class A3	5.430	02-15-40	4,910,000	5,101,870

Merrill Lynch/Countrywide Commercial
Mortgage Trust
Series 2006-2, Class A4 (P)	5.907	06-12-46	4,535,000	5,006,822

MLCC Mortgage Investors, Inc.
Series 2006-3, Class 2A1 (P)	6.062	10-25-36	3,691,916	3,471,402
Series 2007-3, Class M1 (P)	5.554	09-25-37	1,337,390	575,255
Series 2007-3, Class M2 (P)	5.554	09-25-37	499,922	206,035
Series 2007-3, Class M3 (P)	5.554	09-25-37	354,648	134,321

Morgan Stanley Capital I
Series 2007-IQ13, Class A4	5.364	03-15-44	4,605,000	4,774,479
Series 2008-HQ8, Class AM (P)	5.437	03-12-44	4,130,000	4,192,374

22	Bond Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value
Commercial & Residential (continued)

Provident Funding Mortgage Loan Trust
Series 2005-1, Class B1 (P)	2.940	05-25-35	$1,528,151	$362,716

Residential Accredit Loans, Inc.
Series 2005-QO4, Class X IO	2.394	12-25-45	36,370,030	1,438,871

Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.954	03-25-33	1,977,504	1,382,192

Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	2.114	03-25-44	3,683,211	3,440,167

Washington Mutual, Inc.
Series 2005-AR1, Class X IO	1.640	01-25-45	47,188,363	1,836,680
Series 2005-AR12, Class 1A2 (P)	2.722	10-25-35	1,407,651	1,369,824
Series 2005-AR13, Class X IO	1.622	10-25-45	125,894,798	4,721,055
Series 2005-AR19, Class B1 (P)	0.953	12-25-45	2,291,070	275,513
Series 2006-AR4, Class 1A1B (P)	1.282	05-25-46	2,324,664	1,427,429
Series 2005-6, Class 1CB	6.500	08-25-35	1,204,473	897,857
Series 2005-AR13, Class B1 (P)	0.853	10-25-45	3,927,650	601,127
Series 2005-AR6, Class B1 (P)	0.853	04-25-45	4,396,665	683,884

Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	5.094	04-25-35	2,905,756	2,862,547
Series 2006-AR15, Class A3 (P)	5.433	10-25-36	2,999,680	846,408

U.S. Government Agency 1.78%				18,091,406
Federal Home Loan Mortgage Corp.
Series 3581, Class IO	6.000	10-15-39	3,233,244	603,092
Series 3623, Class LI IO	4.500	01-15-25	3,288,017	342,221
Series 3630, Class BI IO	4.000	05-15-27	2,044,307	188,058

Federal National Mortgage Association
Series 2009-109, Class IW IO	4.500	04-25-38	4,896,259	608,476
Series 2009-47, Class EI IO	5.000	08-25-19	4,430,093	542,106
Series 2009-50, Class GI IO	5.000	05-25-39	7,788,747	1,298,224
Series 2009-78, Class IB IO	5.000	06-25-39	11,117,199	1,528,852
Series 2010-14, Class AI IO	4.000	08-25-27	6,106,656	607,081
Series 2010-36, Class BI IO	4.000	03-25-28	6,231,202	655,046
Series 2010-72, Class CA	4.500	01-25-28	5,312,880	5,640,628
Series 398, Class C3 IO	4.500	05-25-39	6,533,843	1,022,385
Series 401, Class C2 IO	4.500	06-25-39	4,427,059	692,095
Series 402, Class 3 IO	4.000	11-25-39	4,644,306	819,567
Series 402, Class 4 IO	4.000	10-25-39	8,245,978	1,528,921
Series 402, Class 7 IO	4.500	11-25-39	7,758,857	1,277,503

Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04-20-39	7,348,546	737,151

Asset Backed Securities 3.22%				$32,854,048

(Cost $31,798,621)

Aegis Asset Backed Securities Trust,
Series 2004-3, Class A1 (P)	0.613	09-25-34	$1,597,882	1,469,628

Asset Backed Funding Certificates,
Series 2005-HE1, Class M1 (P)	0.673	03-25-35	1,652,918	1,472,568

Bayview Financial Acquisition Trust,
Series 2006-A, Class 2A3 (P)	0.605	02-28-41	1,946,546	1,608,413

Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2 (P) (S)	0.493	07-25-36	2,686,287	2,318,753

Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A5 (P)	0.313	10-25-36	768,450	604,542

See notes to financial statements	Semiannual report | Bond Fund	23

		Maturity
	Rate (%)	date	Par value	Value

ContiMortgage Home Equity Loan Trust,
Series 1995-2, Class A–5	8.100	08-15-25	$177,782	$167,147

Countrywide Asset-Backed Certificates,
Series 2006-3, Class 2A2 (P)	0.433	06-25-36	3,171,890	2,776,571

DB Master Finance LLC,
Series 2006-1, Class-M1 (S)	8.285	06-20-31	1,065,000	1,076,843

Dominos Pizza Master Issuer LLC
Series 2007-1, Class M1 (S)	7.629	04-25-37	3,715,000	3,788,703
Series 2007-1, Class A2 (S)	5.261	04-25-37	3,180,000	3,259,500

Hertz Vehicle Financing LLC,
Series 2009-2A, Class A2 (S)	5.290	03-25-16	3,090,000	3,383,184

Lehman XS Trust,
Series 2005-7N, Class 1A1B (P)	0.553	12-25-35	2,855,762	1,155,533

New Century Home Equity Loan Trust,
Series 2005-1, Class M1 (P)	0.703	03-25-35	1,495,000	1,287,666

Novastar Home Equity Loan,
Series 2004-4, Class M3 (P)	1.333	03-25-35	2,720,000	2,511,705

Park Place Securities, Inc.,
Series 2005-WCH1, Class M2 (P)	0.773	01-25-36	1,790,000	1,576,627

Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08-25-35	467,959	456,482
Series 2005-2, Class AF4	4.934	08-25-35	2,365,000	2,052,087

Residential Asset Securities Corp.,
Series 2005-KS4, Class M1 (P)	0.663	05-25-35	2,010,000	1,888,096

Capital Preferred Securities 0.76%				$7,710,890

(Cost $7,618,265)

Financials 0.76%				7,710,890

Capital Markets 0.48%

State Street Capital Trust III (8.250% to
03-15-11, then 3 month LIBOR + 4.990%)	8.250	— (Q)	$2,075,000	2,099,236

State Street Capital Trust IV (P)	1.292	06-15-37	3,680,000	2,737,769

Commercial Banks 0.28%

Allfirst Preferred Capital Trust (P)	1.789	07-15-29	1,305,000	1,002,655

Sovereign Capital Trust VI	7.908	06-13-36	1,840,000	1,871,230

			Shares	Value
Preferred Securities 0.93%				$9,481,849

(Cost $9,097,371)

Consumer Discretionary 0.19%				1,910,800

Hotels, Restaurants & Leisure 0.19%

Greektown Superholdings, Inc., Series A (I)			17,280	1,910,800

Consumer Staples 0.19%				1,915,219

Food & Staples Retailing 0.19%

Ocean Spray Cranberries, Inc., Series A,
6.250% (S)			23,250	1,915,219

Energy 0.11%				1,153,624

Oil, Gas & Consumable Fuels 0.11%

Apache Corp., Series D, 6.000% (L)			19,021	1,153,624

24	Bond Fund | Semiannual report	See notes to financial statements

			Shares	Value
Financials 0.26%				$2,657,225

Diversified Financial Services 0.26%

Bank of America Corp., Series MER, 8.625%			89,220	2,236,745

Citigroup Capital XIII (7.875% to 10-30-40,
then 3 month LIBOR + 6.370%)			16,000	420,480

Telecommunication Services 0.18%				1,844,981

Wireless Telecommunication Services 0.18%

Telephone & Data Systems, Inc.,
Series A, 7.600%			72,953	1,844,981

			Shares	Value
Common Stocks 0.01%				$97,862

(Cost $97,862)

Consumer Discretionary 0.01%				97,862

Greektown Superholdings, Inc. (I)			885	97,862

	Yield*		Shares	Value
Security Lending Collateral 0.11%				$1,124,608

(Cost $1,124,819)

John Hancock Collateral Investment Trust (W)(Y)	0.2624%		112,381	1,124,608

		Maturity
	Yield*	date	Par value	Value
Short-Term Investments 0.83%				$8,500,000

(Cost $8,500,000)

Federal Home Loan Bank Discount Note	0.070%	12-01-10	$8,500,000	8,500,000

Total investments (Cost $987,828,761)† 99.45%			$1,014,007,277

Other assets and liabilities, net 0.55%				$5,655,287

Total net assets 100.00%			$1,019,662,564

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the Fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

Currency abbreviations
BRL — Brazilian Real
CAD — Canadian Dollar
GBP — Pound Sterling

IO Interest Only Security — Interest Tranche of Stripped Mortgage Pool

LIBOR London Interbank Offered Rate

PIK Payment-in-kind

(D) Par value of foreign bonds is expressed in local currency as shown parenthetically in security description.

(H) Non-income producing — Issuer is in default.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 11-30-10.

(M) Term loans are variable rate obligations. The coupon rate shown represents the rate at period end unless the investment is unsettled.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

See notes to financial statements	Semiannual report | Bond Fund	25

Notes to Schedule of Investments (continued)

(Q) Perpetual bonds have no stated maturity date.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $193,666,099 or 18.99% of the Fund’s net assets as of 11-30-10.

(T) All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.

(W) Investment is an affiliate of the Fund, the Adviser and/or Subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of 11-30-10.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 11-30-10, the aggregate cost of investment securities for federal income tax purposes was $988,961,888. Net unrealized appreciation aggregated $25,045,389, of which $64,745,162 related to appreciated investment securities and $39,699,773 related to depreciated investment securities.

26	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 11-30-10 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments in unaffiliated issuers, at value (Cost $986,703,942) including
$1,092,960 of securities loaned (Note 2)	$1,012,882,669
Investments in affiliated issuers, at value (Cost $1,124,819) (Note 2)	1,124,608

Total investments, at value (Cost $987,828,761)	1,014,007,277
Cash	15,944
Cash held at broker for futures contracts	73,260
Receivable for investments sold	138,580
Receivable for forward foreign currency exchange contracts (Note 3)	110,835
Receivable for fund shares sold	1,431,925
Dividends and interest receivable	12,950,351
Receivable for securities lending income	354
Receivable for futures variation margin	5,154
Other receivables and prepaid assets	126,191
Total assets	1,028,859,871

Liabilities

Payable for investments purchased	5,650,088
Payable for fund shares repurchased	942,821
Payable upon return of securities loaned (Note 2)	1,125,000
Swap contracts, at value (Note 3)	156,552
Distributions payable	870,749
Payable to affiliates
Accounting and legal services fees	12,186
Transfer agent fees	164,585
Distribution and service fees	48,680
Trustees’ fees	52,881
Other liabilities and accrued expenses	173,765
Total liabilities	9,197,307

Net assets

Capital paid-in	$1,004,435,213
Undistributed net investment income	2,262,275
Accumulated net realized loss on investments, futures contracts, foreign
currency transactions and swap agreements	(13,172,498)
Net unrealized appreciation (depreciation) on investments, futures contracts, translation of assets and liabilities in foreign currencies and
swap agreements	26,137,574

Net assets	$1,019,662,564

See notes to financial statements	Semiannual report | Bond Fund	27

F I N A N C I A L   S T A T E M E N T S

Statement of assets and liabilities (continued)

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($876,738,175 ÷ 56,298,612 shares)	$15.57
Class B ($28,912,381 ÷ 1,856,724 shares)[1]	$15.57
Class C ($59,814,917 ÷ 3,840,768 shares)[1]	$15.57
Class I ($54,197,091 ÷ 3,480,153 shares)	$15.57

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$16.30

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

28	Bond Fund | Semiannual report	See notes to financial statements

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the six-month period ended 11-30-10
(unaudited)

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$31,102,612
Dividends	292,652
Securities lending	1,006

Total investment income	31,396,270

Expenses

Investment management fees (Note 5)	2,471,010
Distribution and service fees (Note 5)	1,683,990
Accounting and legal services fees (Note 5)	74,896
Transfer agent fees (Note 5)	843,921
Trustees’ fees (Note 5)	41,702
State registration fees	35,429
Printing and postage	65,697
Professional fees	62,544
Custodian fees	67,299
Registration and filing fees	10,386
Other	16,547

Total expenses	5,373,421

Net investment income	26,022,849

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	10,109,894
Investments in affiliated issuers	(181)
Futures contracts (Note 3)	(319,864)
Swap contracts (Note 3)	38,169
Foreign currency transactions	(1,201)

9,826,817
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	25,783,733
Investments in affiliated issuers	(211)
Futures contracts (Note 3)	52,532
Swap contracts (Note 3)	(6,039)
Translation of assets and liabilities in foreign currencies	110,690

25,940,705

Net realized and unrealized gain	35,767,522

Increase in net assets from operations	$61,790,371

See notes to financial statements	Semiannual report | Bond Fund	29

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Six months
	ended	Year
	11-30-10	ended
	(Unaudited)	5-31-10

Increase (decrease) in net assets

From operations
Net investment income	$26,022,849	$56,741,148
Net realized gain	9,826,817	14,393,993
Change in net unrealized appreciation (depreciation)	25,940,705	106,247,885

Increase in net assets resulting from operations	61,790,371	177,383,026

Distributions to shareholders
From net investment income
Class A	(22,624,950)	(52,254,887)
Class B	(608,391)	(1,641,832)
Class C	(1,137,405)	(2,007,184)
Class I	(1,315,476)	(1,597,695)
Class R1	—	(12,611)

Total distributions	(25,686,222)	(57,514,209)

From Fund share transactions (Note 6)	68,802,661	35,308,269

Total increase	104,906,810	155,177,086

Net assets

Beginning of period	914,755,754	759,578,668

End of period	$1,019,662,564	$914,755,754

Undistributed net investment income	$2,262,275	$1,925,648

30	Bond Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$15.00	$12.96	$14.31	$14.75	$14.51	$15.30
Net investment income[2]	0.41	0.97	0.87	0.81	0.75	0.68
Net realized and unrealized gain (loss)
on investments	0.57	2.05	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	0.98	3.02	(0.47)	0.38	1.01	(0.06)
Less distributions
From net investment income	(0.41)	(0.98)	(0.88)	(0.82)	(0.77)	(0.72)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.41)	(0.98)	(0.88)	(0.82)	(0.77)	(0.73)
Net asset value, end of period	$15.57	$15.00	$12.96	$14.31	$14.75	$14.51
Total return (%)[3]	6.55[4]	23.83[5]	(3.02)	2.57	7.08	(0.45)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$877	$819	$686	$824	$870	$899
Ratios (as a percentage of average net assets):
Expenses before reductions	1.05[6]	1.08	1.16[7]	1.05	1.05	1.08
Expenses net of fee waivers and credits	1.05[6]	1.07	1.16[7]	1.05	1.05	1.07
Net investment income	5.31[6]	6.71	6.71	5.54	5.11	4.56
Portfolio turnover (%)	38	88	90	90	106	135

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Bond Fund	31

CLASS B SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$15.00	$12.95	$14.31	$14.75	$14.51	$15.30
Net investment income[2]	0.35	0.86	0.77	0.71	0.65	0.58
Net realized and unrealized gain (loss)
on investments	0.57	2.07	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	0.92	2.93	(0.57)	0.28	0.91	(0.16)
Less distributions
From net investment income	(0.35)	(0.88)	(0.79)	(0.72)	(0.67)	(0.62)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.35)	(0.88)	(0.79)	(0.72)	(0.67)	(0.63)
Net asset value, end of period	$15.57	$15.00	$12.95	$14.31	$14.75	$14.51
Total return (%)[3]	6.18[4]	23.05[5]	(3.77)	1.86[5]	6.33	(1.14)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$29	$25	$28	$42	$59	$87
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.78	1.86[7]	1.76	1.75	1.78
Expenses net of fee waivers and credits	1.75[6]	1.77	1.86[7]	1.75	1.75	1.77
Net investment income	4.58[6]	6.01	5.96	4.82	4.40	3.84
Portfolio turnover (%)	38	88	90	90	106	135

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

CLASS C SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$15.00	$12.96	$14.31	$14.75	$14.51	$15.30
Net investment income[2]	0.35	0.86	0.78	0.71	0.65	0.58
Net realized and unrealized gain (loss)
on investments	0.57	2.06	(1.34)	(0.43)	0.26	(0.74)
Total from investment operations	0.92	2.92	(0.56)	0.28	0.91	(0.16)
Less distributions
From net investment income	(0.35)	(0.88)	(0.79)	(0.72)	(0.67)	(0.62)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.35)	(0.88)	(0.79)	(0.72)	(0.67)	(0.63)
Net asset value, end of period	$15.57	$15.00	$12.96	$14.31	$14.75	$14.51
Total return (%)[3]	6.17[4]	22.98[5]	(3.70)	1.86	6.33	(1.14)[5]

Ratios and supplemental data

Net assets, end of period (in millions)	$60	$40	$26	$29	$23	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75[6]	1.78	1.86[7]	1.75	1.75	1.78
Expenses net of fee waivers and credits	1.75[6]	1.77	1.86[7]	1.75	1.75	1.77
Net investment income	4.55[6]	5.98	6.02	4.86	4.41	3.86
Portfolio turnover (%)	38	88	90	90	106	135

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Not annualized.
5 Total returns would have been lower had certain expenses not been reduced during the periods shown.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

32	Bond Fund | Semiannual report	See notes to financial statements

CLASS I SHARES Period ended	11-30-10[1]	5-31-10	5-31-09	5-31-08	5-31-07	5-31-06

Per share operating performance

Net asset value, beginning of period	$14.99	$12.96	$14.31	$14.74	$14.51	$15.30
Net investment income[2]	0.44	1.03	0.93	0.88	0.81	0.75
Net realized and unrealized gain (loss)
on investments	0.58	2.05	(1.35)	(0.43)	0.25	(0.74)
Total from investment operations	1.02	3.08	(0.42)	0.45	1.06	0.01
Less distributions
From net investment income	(0.44)	(1.05)	(0.93)	(0.88)	(0.83)	(0.79)
Return of capital	—	—	—	—	—	(0.01)
Total distributions	(0.44)	(1.05)	(0.93)	(0.88)	(0.83)	(0.80)
Net asset value, end of period	$15.57	$14.99	$12.96	$14.31	$14.74	$14.51
Total return (%)	6.85[3]	24.31	(2.60)	3.01	7.53	(0.01)

Ratios and supplemental data

Net assets, end of period (in millions)	$54	$30	$19	$22	$5	$5
Ratios (as a percentage of average net assets):
Expenses before reductions	0.61[4]	0.63	0.70[5]	0.62	0.62	0.64
Expenses net of fee waivers and credits	0.61[4]	0.63	0.70[5]	0.62	0.62	0.64
Net investment income	5.68[4]	7.13	7.22	6.08	5.54	4.99
Portfolio turnover (%)	38	88	90	90	106	135

1 Semiannual period from 6-1-10 to 11-30-10. Unaudited.
2 Based on the average daily shares outstanding.
3 Not annualized.
4 Annualized.
5 Includes the impact of proxy expenses, which amounted to 0.03% of average net assets.

See notes to financial statements	Semiannual report | Bond Fund	33

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Bond Fund (the Fund) is a diversified series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income consistent with prudent investment risk.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of Assets and Liabilities. Class A, Class B and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of November 30, 2010, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Corporate Bonds	$530,614,532	—	$529,402,688	$1,211,844
U.S. Government & Agency
Obligations	272,391,533	—	272,391,533	—
Foreign Government
Obligations	5,607,613	—	5,607,613	—
Convertible Bonds	3,448,681	—	3,448,681	—
Municipal Bonds	934,385	—	934,385	—
Term Loans	2,276,933	—	2,276,933	—

34	Bond Fund | Semiannual report

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 11-30-10	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Collateralized Mortgage
Obligations	$138,964,343	—	$133,813,425	$5,150,918
Asset Backed Securities	32,854,048	—	32,854,048	—
Capital Preferred Securities	7,710,890	—	7,710,890	—
Preferred Securities	9,481,849	$5,655,830	1,915,219	1,910,800
Common Stocks	97,862	—	—	97,862
Security Lending Collateral	1,124,608	1,124,608	—	—
Short-Term Investments	8,500,000	—	8,500,000	—

Total Investments in
Securities	$1,014,007,277	$6,780,438	$998,855,415	$8,371,424
Other Financial Instruments
Futures	$5,679	$5,679	—	—
Forward Foreign Currency
Contracts	$110,835	—	$110,835	—
Credit Default Swaps	($156,552)	—	($156,552)	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	COLLATERAL
	MORTGAGE	CORPORATE	COMMON	PREFERRED
	OBLIGATIONS	BONDS	STOCKS	SECURITIES	TOTAL

Balance as of 5-31-10	$6,213,054	$514,250	—	—	$6,727,304
Accrued discounts/
premiums	—	—	—	—	—
Realized gain (loss)	—	1,573	—	—	1,573
Change in unrealized
appreciation (depreciation)	(804,122)	109,994	—	$156,681	(537,447)
Net purchases (sales)	(258,014)	(63,573)	$97,862	1,754,119	1,530,394
Net transfers in and/or out
of Level 3	—	649,600	—	—-	649,600
Balance as of 11-30-10	$5,150,918	$1,211,844	$97,862	$1,910,800	$8,371,424
Change in unrealized at
period end*	($804,122)	$109,994	—	$156,681	($537,447)

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Operations.

During the six months ended November 30, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Investments in open-end mutual funds, including John Hancock Collateral Investment Trust (JHCIT), are valued at their closing net asset values each day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued

Semiannual report | Bond Fund	35

at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Dividend income is recorded on the ex-date, except for certain foreign dividends where the ex-date may have passed, which are recorded when the Fund becomes aware of the dividends. Interest income includes coupon interest and amortization/ accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT. As a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Income received from JHCIT is a component of securities lending income as recorded on the Statement of Operations.

Stripped securities. Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives the entire principal from the underlying mortgage assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped mortgage backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully receive its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates. In addition, these securities present additional credit risk such that the Fund may not receive all or part of its principal because the counterparty or issuer has defaulted on its obligation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the custodian agreement, the custodian may loan money to a Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian has a lien, security interest or security entitlement in any Fund property that is not segregated, to the maximum extent permitted by law for any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with State Street Bank and Trust Company which enables them to participate in a $100 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of Operations. For the six months ended November 30, 2010, the Fund had no borrowings under the line of credit.

Expenses. The majority of expenses are directly attributable to an individual fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s

36	Bond Fund | Semiannual report

relative assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses, and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net asset value of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net asset value of each class and specific expense rates applicable to each class.

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund had a capital loss carryforward of $21,513,108 available to offset future net realized capital gains as of May 31, 2010. The following table details the capital loss carryforward available as of May 31, 2010:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31
2014	2015	2017	2018

$505,866	$19,095,572	$939,453	$972,217

As of May 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Permanent book-tax differences are primarily attributable to defaulted bonds and amortization and accretion on debt securities.

Note 3 — Derivative instruments

The Fund may invest in derivatives in order to meet its investment objectives. The use of derivatives may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivatives expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that the Fund will succeed in enforcing them.

Semiannual report | Bond Fund	37

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the Fund’s initial investment.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) is recorded by the Fund.

During the six months ended November 30, 2010, the Fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held futures contracts with absolute values ranging from $22.0 million to $23.1 million, as measured at each quarter end.

					UNREALIZED
OPEN	NUMBER OF				APPRECIATION
CONTRACTS	CONTRACTS	POSITION	EXPIRATION DATE	VALUE (USD)	(DEPRECIATION)

U.S. Treasury 30-Year	50	Long	Mar 2011	$6,364,063	$28,375
Bond Futures
U.S. Treasury 5-Year	136	Short	Mar 2011	(16,299,813)	(22,696)
Note Futures
Total					$5,679

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended November 30, 2010, the Fund used forward foreign currency contracts to hedge against anticipated currency exchange rates. The following table summarizes the contracts held at November 30, 2010. During the six months ended November 30, 2010, the Fund held forward foreign currency contracts with USD notional absolute values ranging from $0 to $5.8 million, as measured at each quarter end.

	PRINCIPAL AMOUNT	PRINCIPAL AMOUNT
	COVERED BY	COVERED BY			UNREALIZED
CURRENCY	CONTRACT	CONTRACT (USD)	COUNTERPARTY	SETTLEMENT DATE	APPRECIATION

SELLS
GBP	3,678,834	$5,830,953	Royal Bank of	1-25-11	$110,835
Scotland PLC

Currency Abbreviation

GBP	Pound Sterling

38	Bond Fund | Semiannual report

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to remedies that are specified within the credit default agreement. The Fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the Fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case would be reduced by any recovery value on the underlying credit.

Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of Assets and Liabilities. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. The value of the swap will typically implicate collateral posting obligations by the party that is considered out-of-the-money on the swap.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for the swap, that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The Fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Implied credit spreads are utilized in determining the market value of CDS agreements in which the Fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit rating and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement.

The Fund used CDS as a Seller of protection during the six months ended November 30, 2010 to take a long position in the exposure of the benchmark credit (Sell). The following table summarizes the credit default swap contracts the Fund held as of November 30, 2010, where the Fund acted as a Seller of protection. During the six months ended November 30, 2010, the Fund acted as Seller on credit default swap contracts with total USD notional values as represented below:

NOTIONAL
		IMPLIED		AMOUNT /	(PAY) /
	REFERENCE	CREDIT		EXPOSURE	RECEIVED	MATURITY	UNREALIZED
COUNTERPARTY	OBLIGATION	SPREAD	CURRENCY	PURCHASED	FIXED RATE	DATE	DEPRECIATION	MARKET VALUE

Bank of	The Goodyear Tire &	3.78%	USD	$5,000,000	1.510%	Jun 2012	($156,552)	($156,552)
America	Rubber Company

Semiannual report | Bond Fund	39

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at November 30, 2010 by risk category:

		FINANCIAL	ASSET	LIABILITY
	STATEMENT OF ASSETS AND	INSTRUMENTS	DERIVATIVES	DERIVATIVES
RISK	LIABILITIES LOCATION	LOCATION	FAIR VALUE	FAIR VALUE

Credit contracts	Swap contracts, at value	Credit default	—	($156,552)
		swaps

Foreign exchange	Receivable for forward	Forward foreign	$110,835	—
contracts	foreign currency exchange	currency contracts
	contracts
Interest rate contracts	Receivable for futures	Futures†	5,154	—
Total			$115,989	($156,552)

† Reflects cumulative appreciation/depreciation of futures as disclosed in Note 3. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Effect of derivative instruments on the Statement of Operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

	STATEMENT OF
	OPERATIONS	FUTURES	SWAP
RISK	LOCATION	CONTRACTS	CONTRACTS	TOTAL

Credit contracts	Net realized gain	—	$38,169	$38,169
	(loss) on
Interest rate	Net realized gain	($319,864)	—	(319,864)
contracts	(loss) on
Total		($319,864)	$38,169	($281,695)

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2010:

				TRANSLATION
				OF ASSETS
				AND LIABILITIES
	STATEMENT OF OPERATIONS	FUTURES	SWAP	IN FOREIGN
RISK	LOCATION	CONTRACTS	CONTRACTS	CURRENCIES*	TOTAL

Interest rate	Change in unrealized	$52,532	—	—	$52,532
contracts	appreciation
	(depreciation)
Foreign	Change in unrealized	—	—	$110,835	110,835
exchange	appreciation
contracts	(depreciation)
Credit rate	Change in unrealized	—	($6,039)	—	(6,039)
contracts	appreciation
	(depreciation)
Total		$52,532	($6,039)	$110,835	$157,328

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in the caption of the Statement of Operations.

40	Bond Fund | Semiannual report

Note 4 — Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Adviser) serves as investment adviser for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter of the Fund. The Adviser and the Distributor are indirect wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management contract with the Adviser under which the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $1,500,000,000 of the Fund’s average daily net assets, (b) 0.45% of the next $500,000,000, (c) 0.40% of the next $500,000,000 and (d) 0.35% of the Fund’s average daily net assets in excess of $2,500,000,000. The Adviser has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Managment (US) LLC (formerly MFC Global Investment Management (U.S.), LLC) an indirect owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended November 30, 2010 were equivalent to an annual effective rate of 0.50% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to the service agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. The accounting and legal services fees incurred for the six months ended November 30, 2010 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	12b–1 FEE

Class A	0.30%
Class B	1.00%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $679,406 for the six months ended November 30, 2010. Of this amount, $10,077 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $593,879 was paid as sales commissions to broker-dealers and $75,450 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a broker-dealer affiliate of the Adviser.

Semiannual report | Bond Fund	41

Class B and Class C shares are subject to contingent deferred sales charges (CDSC). Class B shares that are redeemed within six years of purchase are subject to CDSC, at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC on the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2010, CDSCs received by the Distributor amounted to $13,621 and $7,002 for Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services or Transfer Agent), an affiliate of the Adviser. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain revenues that Signature Services received in connection with the service they provide to the funds. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Prior to July 1, 2010, the transfer agent fees were made up of three components:

• The Fund paid a monthly transfer agent fee at an annual rate of 0.015% for all classes, based on each class’s average daily net assets.

• The Fund paid a monthly fee based on an annual rate of $17.50 per shareholder account for all classes.

• In addition, Signature Services was reimbursed for certain out-of-pocket expenses.

Class level expenses. Class level expenses for the six months ended November 30, 2010 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,295,891	$765,783
Class B	134,785	23,879
Class C	253,314	45,190
Class I	—	9,069
Total	$1,683,990	$843,921

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. These Trustees may, for tax purposes, elect to defer receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan (the Plan). Deferred amounts are invested in various John Hancock funds and remain in the funds until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting liability are included within other receivables and prepaid assets and payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of Assets and Liabilities.

42	Bond Fund | Semiannual report

Note 6 — Fund share transactions

Transactions in Fund shares for the six months ended November 30, 2010 and for the year ended May 31, 2010 were as follows:

	Six months ended 11-30-10		Year ended 5-31-10
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,119,749	$78,832,969	5,473,098	$79,676,983
Exchanged from Class R1	—	—	14,796	205,314
Distributions reinvested	1,203,244	18,625,521	2,963,598	42,915,466
Repurchased	(4,641,902)	(71,811,095)	(6,750,531)	(97,368,056)

Net increase	1,681,091	$25,647,395	1,700,961	$25,429,707

Class B shares

Sold	488,403	$7,545,927	550,876	$7,958,822
Distributions reinvested	28,238	437,053	81,377	1,175,109
Repurchased	(322,324)	(4,962,990)	(1,126,474)	(16,213,145)

Net increase (decrease)	194,317	$3,019,990	(494,221)	($7,079,214)

Class C shares

Sold	1,459,736	$22,533,454	1,098,013	$15,949,073
Distributions reinvested	42,418	657,230	77,009	1,118,509
Repurchased	(346,341)	(5,354,068)	(522,380)	(7,578,893)

Net increase	1,155,813	$17,836,616	652,642	$9,488,689

Class I shares

Sold	2,086,936	$31,893,199	1,115,153	$16,434,028
Distributions reinvested	56,616	878,111	47,762	691,805
Repurchased	(685,610)	(10,472,650)	(601,483)	(8,775,707)

Net increase	1,457,942	$22,298,660	561,432	$8,350,126

Class R1 shares

Sold	—	—	7,840	$105,554
Exchanged from Class A	—	—	(14,793)	(205,314)
Distributions reinvested	—	—	120	1,617
Repurchased	—	—	(56,536)	(782,896)

Net decrease	—	—	(63,369)	($881,039)

Net increase	4,489,163	$68,802,661	2,357,445	$35,308,269

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, aggregated to $349,493,183 and $234,745,081, respectively, for the six months ended November 30, 2010. Purchases and sales of U.S. Treasury obligations aggregated to $128,699,215 and $126,495,684, respectively, for the six months ended November 30, 2010.

Semiannual report | Bond Fund	43

Board Consideration of and Continuation of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the Board, the members of which are referred to as Trustees) of John Hancock Bond Fund (the Fund), a series of John Hancock Sovereign Bond Fund (the Trust), met in-person on May 2–4 and June 6–8, 2010 to consider the approval of the Fund’s investment advisory agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Adviser), the Fund’s investment adviser. The Board also considered the approval of the investment subadvisory agreement (the Subadvisory Agreement) between the Adviser and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadviser) on behalf of the Fund. The Advisory Agreement and the Subadvisory Agreement are referred to as the Agreements.

Activities and composition of the Board

The Board consists of eleven individuals, nine of whom are Independent Trustees. Independent Trustees are generally those individuals who are unaffiliated with the Fund, the Adviser and the Subadviser. The Trustees are responsible for the oversight of operations of the Fund and perform the various duties required of directors of investment companies by the Investment Company Act of 1940, as amended (the 1940 Act). The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Board has appointed an Independent Trustee as Chairperson. The Board has established four standing committees that are composed entirely of Independent Trustees: the Audit Committee; the Compliance Committee; the Nominating, Governance and Administration Committee; and the Contracts/Operations Committee. Additionally, Investment Performance Committee A is a standing committee of the Board that is composed of Independent Trustees and one Trustee who is affiliated with the Adviser. Investment Performance Committee A oversees and monitors matters relating to the investment performance of the Fund. The Board has also designated a Vice Chairperson to serve in the absence of the Chairperson, who also serves as Chairman of the Board’s Nominating, Governance and Administration Committee. The Board also designates working groups or ad hoc committees as it deems appropriate.

The approval process

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. Throughout the year, the Board, acting directly and through its committees, regularly reviews and assesses the quality of the services that the Fund receives under these Agreements. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, Fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year. The Board considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by the Adviser and Subadviser to the Fund and its shareholders.

Prior to the May 2–4, 2010 meeting, the Board requested and received materials specifically relating to the Agreements. The materials provided in connection with the May meeting included information independently compiled and prepared by Morningstar, Inc. (Morningstar) on Fund fees and expenses, and the investment performance of the Fund. This Fund information is assembled in a format that permits comparison with similar information from a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group) as determined by Morningstar, and its benchmark index. Other material provided for the Fund review included (a) information on the profitability of the Agreements to the Adviser and a discussion of any additional benefits to the Adviser and its affiliates that result from being the Adviser or Subadviser to the Fund; (b) a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to other clients, such as institutional clients and other investment companies, under similar investment mandates, as well as the performance of such other clients; (c) the impact of economies of scale; (d) a summary of aggregate amounts paid by the Fund to the Adviser; and (e) sales and redemption data regarding the Fund’s shares.

44	Bond Fund | Semiannual report

At an in-person meeting held on May 2–4, 2010, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 2–4, 2010 meeting, the Board presented the Adviser and Subadviser with questions and requests for additional information and the Adviser and Subadviser responded to these requests with additional written information in advance of the June 6–8, 2010 Board meeting. The Board also reviewed these additional materials relating to its consideration of the Agreements.

At an in-person meeting held on June 6–8, 2010, the Board, including the Independent Trustees, formally considered the continuation of the Advisory Agreement between the Adviser and the Fund and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund, each for an additional one-year term. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser and the Subadviser; (b) the investment performance of the Fund and portfolio management of the Subadviser; (c) the advisory fees and the cost of the services and profits to be realized by the Adviser and certain affiliates from their relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters important to the approval process, such as payments made to the Adviser or its affiliates relating to the distribution of Fund shares and other services. The Board reviewed services related to the valuation and pricing of Fund portfolio holdings. Other important matters considered by the Board were the direct and indirect benefits to the Adviser, the Subadviser, and their affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. Each Trustee may have attributed different weights to the various items considered.

The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board, including the Independent Trustees, reviewed the nature, extent and quality of services provided by the Adviser and the Subadviser, including the investment advisory services and the resulting performance of the Fund. The Board reviewed the Adviser’s and Subadviser’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered the ability of the Adviser and the Subadviser, based on their resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. It considered the background and experience of senior management and investment professionals responsible for managing the Fund. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser and the Subadviser responsible for the daily investment activities of the Fund, including, among other things, portfolio trading capabilities, use of technology, commitment to compliance and approach to training and retaining portfolio managers and other research, advisory and management personnel.

The Board considered the Subadviser’s history and experience with the Fund. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs, record of compliance with applicable laws and regulation, with the Fund’s investment policies and restrictions and with the applicable Code of Ethics, and the responsibilities of the Adviser’s and Subadviser’s compliance departments.

Semiannual report | Bond Fund	45

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund by the Adviser under a separate agreement. The Board noted that the Adviser and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Board reviewed the structure and duties of the Adviser’s administration, accounting, legal and compliance departments and considered the Adviser’s policies and procedures for assuring compliance with applicable laws and regulations.

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser and Subadviser to their other clients, including other registered investment companies, institutional investors and separate accounts. The Board reviewed a general analysis provided by the Adviser and the Subadviser concerning investment advisory fees charged to such other clients under similar investment mandates, the services provided to such other clients as compared to the services provided to the Fund, the performance of such other clients, and other factors relating to such other clients. The Board considered the significant differences between the Adviser’s and Subadviser’s services to the Fund and those services they provide to other clients which, to the extent the other client is not a mutual fund, may generally be attributable to the greater frequency of shareholder redemptions in a mutual fund, the higher turnover of mutual fund assets, the more burdensome regulatory and legal obligations of mutual funds, and the higher marketing costs for mutual funds.

Fund performance

The Board, including the Independent Trustees, reviewed and considered the performance history of the Fund. The Board was provided with reports, independently prepared by Morningstar, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Morningstar data that was prepared by the Adviser, which analyzed various factors that may affect the Morningstar rankings. The Board reviewed information regarding the investment performance of the Fund as compared to its Morningstar Category and Peer Group as well as its benchmark index (see chart below). The Board was provided with a description of the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board also considered updated performance information provided by the Adviser at its May and June 2010 meetings. The Board regularly reviews the performance of the Fund throughout the year and attaches more importance to performance over relatively longer periods of time, typically three to five years.

	1 YEAR	3 YEAR	5 YEAR	10 YEAR

Bond Fund	28.43%	5.86%	4.87%	6.12%
BarCap US Government/Credit TR Index	4.52%	5.81%	4.71%	6.34%
Intermediate-Term Bond Category Median	12.77%	5.37%	4.41%	5.66%
Morningstar 15(c) Peer Group Median	15.67%	5.86%	4.65%	5.75%

The Board noted that the Subadviser remained consistent with its investment style and adhered to its investment mandates.

Expenses and fees

The Board, including the Independent Trustees, reviewed the Fund’s contractual advisory fee rate payable by the Fund to the Adviser as compared with the other funds in its Category and Peer Group. The Board also received information about the investment subadvisory fee rate payable by the Adviser to the Subadviser for investment subadvisory services. The Board considered the services provided and the fees charged by the Adviser and the Subadviser to other types of clients with similar investment mandates, including separately managed institutional accounts.

46	Bond Fund | Semiannual report

In addition, the Board considered the cost of the services provided to the Fund by the Adviser. The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution fees and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, administration fees and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also considered expense information regarding the Fund’s total operating expense ratio (Gross Expense Ratio) and total operating expense ratio after taking any fee waiver arrangement applicable to the Advisory Agreement rate into account (Net Expense Ratio). The Board considered information comparing the Gross Expense Ratio and Net Expense Ratio of the Fund to that of the Peer Group and Category medians. As part of its analysis, the Board reviewed the Adviser’s methodology in allocating its costs to the management of the Fund. The Board considered expenses and fee rates to be higher or lower if they were over or under 10 basis points, respectively; slightly higher or slightly lower if they were above or below 6–10 basis points, respectively; and inline if they were above or below by 5 basis points.

The Board noted that the investment advisory rate was inline with the Category and Peer Group medians. The Board noted the following information about the Fund’s Gross and Net Expense Ratios in relation with the Fund’s Peer Group and Category:

EXPENSE RATIO		RELATION TO PEER GROUP	RELATION TO CATEGORY

Gross Expense Ratio (Class A)	1.15%	Slightly Higher	Higher
Net Expense Ratio (Class A)	1.12%	Higher	Higher

The Board also received and considered information relating to the Fund’s Gross Expense Ratio that reflected a proposed change in the methodology for calculating transfer agent fees.

The Board received and reviewed statements relating to the Adviser’s financial condition and profitability with respect to the services it provides the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by the Adviser for services provided to the Fund. The Board reviewed the Adviser’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2009 compared to available aggregate profitability data provided for the year ended December 31, 2008.

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board reviewed the Adviser’s profitability with respect to other fund complexes managed by the Adviser and/or its affiliates. The Board reviewed the Adviser’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board considered the profitability information with respect to the Subadviser, which is affiliated with the Adviser. In addition, as noted above, the Board considered the methodologies involved in allocating such profit to the Subadviser.

Economies of scale

The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund.

Semiannual report | Bond Fund	47

The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services. To ensure that any economies are reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints to the Agreement fee rate.

Other benefits to the Adviser and the Subadviser

The Board understands that the Adviser, the Subadviser, or their affiliates may derive other ancillary benefits from their relationship with the Fund, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an increase in their profile in the investment advisory community, and the engagement of their affiliates and/or significant shareholders as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board believes that certain of these benefits are difficult to quantify. The Board also was informed that the Subadviser may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

Board determination

The Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the Fund for an additional one-year term and the Subadvisory Agreement among the Adviser, the Subadviser and the Trust on behalf of the Fund for an additional one-year term. Based upon its evaluation of relevant factors in their totality, the Board, including a majority of the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor listed above, or any group of factors listed above, as all-important or controlling, but considered all factors together, and different Trustees may have attributed different weights to the various factors considered. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The Board noted that contractual fee arrangements for the Fund reflect the results of several years of review by the Board and certain predecessor Trustees, and discussions between such Trustees (and predecessor Trustees) and the Adviser. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

48	Bond Fund | Semiannual report

More information

Trustees	Investment adviser
Steven R. Pruchansky,* Chairperson***	John Hancock Advisers, LLC
James F. Carlin
William H. Cunningham	Subadviser
Deborah C. Jackson*	John Hancock Asset Management
Charles L. Ladner	(formerly MFC Global Investment
Stanley Martin*	Management (U.S.), LLC)
Hugh McHaffie†**
Dr. John A. Moore	Principal distributor
Patti McGill Peterson	John Hancock Funds, LLC
Gregory A. Russo
John G. Vrysen†	Custodian
State Street Bank and Trust Company
Officers
Keith F. Hartstein	Transfer agent
President and Chief Executive Officer	John Hancock Signature Services, Inc.

Andrew G. Arnott	Legal counsel
Senior Vice President** and Chief Operating Officer	K&L Gates LLP

Thomas M. Kinzler
Secretary and Chief Legal Officer	The report is certified under the Sarbanes-Oxley
Act, which requires mutual funds and other public
Francis V. Knox, Jr.	companies to affirm that, to the best of their
Chief Compliance Officer	knowledge, the information in their financial reports
is fairly and accurately stated in all material respects.
Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone**
Treasurer

*Member of the Audit Committee
**Effective 8-31-10
***Effective 1-1-11
†Non-Independent Trustee

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Web site at www.sec.gov or on our Web site.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Web site and the SEC’s Web site, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Web site www.jhfunds.com or by calling 1-800-225-5291.

You can also contact us:
1-800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Semiannual report | Bond Fund	49

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Bond Fund.	210SA 11/10
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	1/11

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer

Date: January 24, 2011

By: /s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 24, 2011